Net Revenue - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Maximum period to settle receivables from contracts with customers	60 days
Minimum Period To Settle Receivables From Contracts With Customers	30 days
Impairment loss (reversal) on receivables from contracts with customers	$ 4.9	$ 10.4